PROPERTY AND EQUIPMENT, NET (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 299,351	$ 43,539	¥ 236,473
Less: accumulated depreciation	170,939	24,862	136,296
Property and equipment, net	128,412	18,677	100,177
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	50,278	7,313	40,740
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,649	1,549	8,643
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,168	170	1,168
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 237,256	$ 34,507	¥ 185,922